ARRAYIT CORPORATION - CONSOLIDATED STATEMENTS OF OPERATIONS (09/30/2011 unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Total Revenues	$ 780,445	$ 688,779	$ 2,561,837	$ 2,145,747
Cost of Sales	451,065	263,942	1,523,008	1,101,129
Gross Margin	329,380	424,837	1,038,829	1,044,618
Selling, General and Administrative	359,764	582,954	1,061,441	2,990,442
Research and Development	3,427	142,720	22,633	311,819
Legal Expense	23,621	106,036	74,542	232,884
Profit (loss) from operations	(57,432)	(406,873)	(119,787)	(2,490,527)
Interest expense	(40,587)	(137,153)	(141,049)	(241,348)
Net loss	(98,019)	(544,026)	(260,836)	(2,731,875)
Net loss attributable to the non-controlling interest	(10,124)	(69,920)	(37,880)	(117,678)
Net Loss attributable to common stockholders	$ (87,895)	$ (474,106)	$ (222,956)	$ (2,614,197)
Profit (Loss) per share - basic	$ 0.00	$ (0.02)	$ (0.01)	$ (0.11)
Basic weighted average number of common shares	26,660,419	24,876,930	26,480,759	23,197,665